MATERIAL ACCOUNTING POLICY INFORMATION (Policies)	6 Months Ended
Jun. 30, 2025
Corporate information and statement of IFRS compliance [abstract]
Critical accounting judgments and measurement uncertainty
The preparation of financial statements in accordance with IAS 34 requires management to make critical judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period that are not readily apparent from other sources. The critical accounting estimates and judgments have been set out in Note 2 to the company’s annual consolidated financial statements as at and for the year ended December 31, 2024. These estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. There have been no significant changes to the method of determining critical accounting estimates and judgments relative to those described in the annual consolidated financial statements as at and for the year ended December 31, 2024.
(i)Global minimum top-up tax
The company operates in countries, including Canada, which have enacted legislation to implement the global minimum top-up tax, effective from January 1, 2024. The company has applied a temporary mandatory relief from recognizing and disclosing deferred taxes in connection with the global minimum top-up tax and will account for it as a current tax when it is incurred. There are no material current tax impacts for the three and six months ended June 30, 2025. The global minimum top-up tax is not anticipated to have a material impact on the financial position of the company.
(ii)Going concern
In assessing whether the going concern assumption is appropriate and whether there are material uncertainties that cast significant doubt on the company’s ability to continue as a going concern, management has made certain estimates and assumptions about future cash flows. These judgments considered various forward-looking factors, such as forecasted cash flows, access to financing and liquidity reserves, planned capital expenditures and debt repayment obligations. The assumptions underlying this assessment are based on actual operating results and the most relevant available information about the future, including the company’s strategic initiatives and business plans and may be affected by market conditions, regulatory developments and macroeconomic risks.

Earnings per share	Earnings per ShareThe company’s basic and diluted earnings per share have not been presented in the unaudited interim condensed consolidated financial statements. As outlined in Note 5, exchangeable shares and class B shares are classified as financial liabilities, while class C shares are classified as financial liabilities but presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32, Financial Instruments: Presentation (“IAS 32”). As each share classification represents a financial liability, they do not constitute ordinary shares.
Future changes in accounting policies	Future changes in accounting policies
(i)Amendments to IFRS 9, Financial Instruments (“IFRS 9”) and IFRS 7, Financial Instruments: Disclosures (“IFRS 7”) - Classification and Measurement of Financial Instruments
In May 2024, the IASB issued amendments which clarify the requirements for the timing of recognition and derecognition of financial liabilities settled through an electronic cash transfer system, add further guidance for assessing the contractual cash flow characteristics of financial assets with contingent feature, and add new or amended disclosures relating to investments in equity instruments designated at FVOCI and financial instruments with contingent features. The amendments to IFRS 9 and IFRS 7 are effective for periods beginning on or after January 1, 2026, with early adoption permitted. The company is currently assessing the impact of these amendments.
(ii)IFRS 18, Presentation and Disclosure of Financial Statements (“IFRS 18”)
In April 2024, the IASB issued IFRS 18 to replace IAS 1 Presentation of Financial Statements (“IAS 1”). IFRS 18 is effective for periods beginning on or after January 1, 2027, with early adoption permitted. IFRS 18 aims to improve financial reporting by requiring additional defined subtotals in the statement of profit or loss, requiring disclosures about management-defined performance measures, and adding new principles for the aggregation and disaggregation of items. The company is currently assessing the impact of these amendments.
There are currently no other future changes to IFRS® Accounting Standards with expected material impacts on the company.